GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 211,369	$ 196,585	$ 216,566
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		78,464	67,953	69,125
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		19,437	16,780	19,560
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	56,589	53,724	62,689
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 56,879	$ 58,128	$ 65,192

[1]	Europe, the Middle East and Africa.